Supplement dated March 18, 2016 to the

PNC Funds Prospectus,

PNC Balanced Allocation Fund Summary Prospectus,

PNC Retirement Income Fund Summary Prospectus,

PNC Target 2020 Fund Summary Prospectus,

PNC Target 2030 Fund Summary Prospectus,

PNC Target 2040 Fund Summary Prospectus, and

PNC Target 2050 Fund Summary Prospectus

each dated September 28, 2015, as supplemented

PNC Balanced Allocation Fund

PNC Retirement Income Fund

PNC Target 2020 Fund

PNC Target 2030 Fund

PNC Target 2040 Fund

PNC Target 2050 Fund

Effective March 21, 2016, Jason Weber, CFA, Fixed Income Analyst, and Michael Coleman, Equity Analyst, will become portfolio managers of PNC Balanced Allocation Fund, PNC Retirement Income Fund, PNC Target 2020 Fund, PNC Target 2030 Fund, PNC Target 2040 Fund and PNC Target 2050 Fund.  Mr. Weber has been with PNC Capital Advisors, LLC (the “Adviser”) since 2007 and has twelve years of industry experience, and Mr. Coleman has been with the Adviser since 2012 and has four years of industry experience.  Also effective on March 21, 2016, Jake Moloznik will no longer serve as a portfolio manager of PNC Balanced Allocation Fund, PNC Retirement Income Fund, PNC Target 2020 Fund, PNC Target 2030 Fund, PNC Target 2040 Fund or PNC Target 2050 Fund.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-007-0316

SUM-EQBAL-0316

SUM-TR2020-0316

SUM-TR2030-0316

SUM-TR2040-0316

SUM-TR2050-0316

SUM-RETI-0316